UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2007

Check here if Amendment [  ];                             Amendment Number:
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spencer Capital Management, LLC
Address:   1995 Broadway
           Suite 1801
           New York, NY 10023

Form 13F File Number: 28-12316

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth H. Shubin Stein, M.D., CFA
Title:     Managing Member, Spencer Capital Management, LLC
Phone:     (212) 586-4190

Signature, Place, and Date of Signing:


/s/ Kenneth H. Shubin Stein        New York, New York          February 14, 2008
---------------------------        ------------------          -----------------
[Signature]                        [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $277,558 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                            FORM 13F INFORMATION TABLE



----------------------- ---------- --------- ---------- ------------------------- ----------- ---------- ---------------------------
        Column 1        Column 2     Column 3  Column 4             Column 5         Column 6   Column 7            Column 8
----------------------- ---------- --------- ---------- ------------------------- ----------- ---------- ---------------------------
     Name of Issuer     Title of      CUSIP      Value    Shrs /    SH /   Put/   Investment    Other         Voting Authority
                          Class                (x$1000)   Prn Amt   PRN    Call   Discretion  Managers
----------------------- ---------- --------- ---------- ---------- -----  ------- ----------- ---------- -------------------------
                                                                                                          Sole     Shared      None
----------------------- ---------- --------- ---------- --------- ------- ------ ----------- ----------  ------ ------------- -----
AMBASSADORS             COM        023178106 9,896      678,735   SH               DEFINED     N/A              678,735
INTERNATIONAL INC CMN
----------------------- ---------- --------- ---------- --------- ------ -------- ----------- ---------- ------ ------------- -----
THE BANCORP INC CMN     COM        05969A105 1,044      77,599    SH               DEFINED     N/A              77,599

----------------------- ---------- --------- ---------- --------- ------ -------- ----------- ---------- ------ ------------- -----
BORDERS GROUP INC CMN   COM        099709107 1          1         SH               DEFINED     N/A              1

----------------------- ---------- --------- ---------- --------- ------ -------- ----------- ---------- ------ ------------- -----
BORDERS GROUP INC CMN   COM        099709107 27,767     45,520    SH     CALL      DEFINED     N/A              45,520

----------------------- ---------- --------- ---------- --------- ------ -------- ----------- ---------- ------ ------------- -----
CELEBRATE EXPRESS, INC. COM        15100A104 12,018     1,502,221 SH               DEFINED     N/A              1,502,221
CMN
----------------------- ---------- --------- ---------- --------- ------ -------- ----------- ---------- ------- ------------- -----
CROSSTEX ENERGY, INC.   COM        22765Y104 36,502     980,185   SH               DEFINED     N/A              980,185
CMN
----------------------- ---------- --------- ---------- -------- ------- -------- ----------- ---------- ------ ------------- -----
ISHARES RUSSELL 2000    RUSSELL    464287655 6,364      14,887    SH     PUT       DEFINED     N/A              14,887
INDEX FUND              2000
----------------------- ---------- --------- ---------- -------- ------- -------- ----------- ---------- ------ ------------- -----
RESOURCE AMERICA INC    CL A       761195205 42,493     2,896,566 SH               DEFINED     N/A              2,896,566
CL-A CMN CLASS A
----------------------- ---------- --------- ---------- --------- ------- ------- ----------- ---------- ------ ------------- -----
SEARS HOLDINGS          COM        812350106 15,818     155,000   SH               DEFINED     N/A              155,000
CORPORATION CMN
----------------------- ---------- --------- ---------- --------- ------- ------- ----------- ---------- ------ ------------- -----
TARGET CORP CMN         COM        87612E106 18,500     370,000   SH               DEFINED     N/A              370,000

----------------------- ---------- --------- ---------- -------- -------- ------- ----------- ---------- ------ ------------- -----
TRAVELCENTERS OF        COM        894174101 12,117     969,372   SH               DEFINED     N/A              969,372
AMERICA LLC CMN
----------------------- ---------- --------- ---------- --------- -------- ------ ----------- ---------- ------ ------------- -----
WINN-DIXIE STORES, INC. COM        974280307 44,678     2,648,382 SH               DEFINED     N/A              2,648,382
CMN
----------------------- ---------- --------- ---------- --------- -------- ------ ----------- ---------- ------ ------------- -----
TEEKAY CORPORATION CMN  COM        Y8564W103 45,721     859,264   SH               DEFINED     N/A              859,264

----------------------- ---------- --------- ---------- --------- -------- ------ ----------- ---------- ------ ------------- -----
TEEKAY CORPORATION CMN  COM        Y8564W103 4,639      1,937     SH     CALL      DEFINED     N/A              1,937

----------------------- ---------- --------- ---------- --------- ------ --------- ----------- ---------- ----- ------------- ------



REPORT SUMMARY    14 DATA RECORDS           277,558          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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